Subsequent events	12 Months Ended
Mar. 31, 2012
Subsequent events

26. Subsequent events:

Dividends for the fiscal year ended March 31, 2012

Subsequent to March 31, 2012, the Company’s Board of Directors declared a cash dividend of ¥6,158 million payable on June 5, 2012 to stockholders as of March 31, 2012.

Completion of Acquisition of The Minster Machine Company

On April 2, 2012, Nidec-Shimpo Corporation, the Company’s wholly owned subsidiary, acquired all of the voting rights in The Minster Machine Company (“Minster”).

1) Purpose of transaction	Minster is a leading U.S. manufacturer of medium-sized and large-sized high-speed, high-rigidity press machines and large-sized press machines for dies for motor parts, which would be included in NIDEC’s “machinery” product category. Following the acquisition, NIDEC continues to pursue NIDEC’s group-wide growth strategy by seeking to increase sales by expanding our business not only in NIDEC’s existing electronic parts market but also in wider markets, including the beverage can and automobile parts markets.

2) Funds for transaction	Own funds

Completion of Acquisition of Ansaldo Sistemi Industriali S.p.A.

On May 31, 2012, NIDEC acquired all of the voting rights in Ansaldo Sistemi Industriali S.p.A., an Italian company, from HVEASI Holding, B.V. (Netherlands), a privately owned company affiliated with Patriarch Partners, LLC, and entered into a share purchase agreement with HVEASI Holding, B.V. (Netherlands).

1) Purpose of transaction	Through this transaction, NIDEC aims to accelerate the global expansion of NIDEC’s industrial motor business, which is a part of the general motor business where NIDEC has increasingly focused NIDEC’s efforts as one of the principal growth areas, by gaining sales platforms in markets where NIDEC currently does not have significant sales and by expanding NIDEC’s product offerings to include a wider range of products that are currently not in NIDEC’s product portfolio.

2) Funds for transaction	Own funds

A Share Exchange Agreement to Make Nidec Sankyo Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 24, 2012, NIDEC decided, at a meeting of the board of directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Sankyo Corporation (“NSNK”) to make NSNK a wholly owned subsidiary, and entered into a share exchange agreement with NSNK on the same day.

1) Reason for the share exchange	The Company and NSNK have determined that, in order for NSNK to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NSNK produce better results, and an operational structure be established where NSNK is fully integrated with the Company to achieve better performance.

2) Share exchange procedure and effective date	The Share Exchange will become effective on October 1, 2012, per approval of NSNK’s shareholders at the ordinary general meeting held on June 18, 2012. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3) Ratio applied to the allocation of shares

For each share of NSNK common stock, 0.068 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NSNK.

4) Number of shares of the Company allocated in the share exchange	The Company expects to allocate 3,175,755 shares of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.